Stockholders' Equity	12 Months Ended
Dec. 31, 2012
Stockholders' Equity Note [Abstract]
Stockholders' Equity
Stockholders’ Equity
KCSM’s capital stock is divided into Class I Shares, representing the fixed portion of the capital, and Class II Shares, representing the variable portion of the capital. The fixed portion of the capital stock with no withdrawal rights is represented by 600,000 shares. The variable portion of the capital stock is represented by 4,784,910,235 shares. As of December 31, 2012 and 2011, the total shares outstanding represented by Class I and Class II were 4,785,510,235 fully subscribed and paid for, without a par value expression.
Capital Contribution
On December 21, 2012, KCSM shareholders approved a pro-rata increase of $18.8 million in the variable portion of the common stock of the Company. KCSM used the proceeds from this contribution for various purposes. The shares representing the Company’s common stock have no par value and, therefore, the capital increase of the common stock in its variable portion, represented by Class II shares, did not result in the issuance of new shares.
On June 3, 2010, KCSM shareholders approved a pro-rata increase of $95.0 million in the variable portion of the common stock of the Company (the “Capital Contribution”). KCSM used the proceeds from the Capital Contribution to redeem $70.0 million of the 12 1/2% Senior Notes and a portion of the 9 3/8% Senior Notes, plus accrued and unpaid interest and expenses. The shares representing the Company’s common stock have no par value and, therefore, the capital increase of the common stock in its variable portion, represented by Class II shares, did not result in the issuance of new shares.
Capital Distribution
In 2011, KCSM shareholders approved capital distributions of $335.0 million. The distributions totaled $135.0 million in cash and $200.0 million in unsecured notes payable to the Company’s shareholders. The notes were ultimately transferred to the Company’s affiliate, KCSR (the “Notes”). The Notes are payable to KCSR no later than December 31, 2016, and bear interest at an annual LIBOR plus 2.5%. Pursuant to the terms of the Notes, the Company may make one or more prepayments of principal and any and all interest accrued thereon as of such prepayment date.